FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

October 28, 2021

Filed Via EDGAR (CIK #0000890089)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: The Money Market Portfolios

File No. 811-07038

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith for filing is Amendment No. 35 to the Registrant's Registration Statement under the Investment Company Act of 1940, as amended (1940 Act).

Shares of the Registrant may be purchased only in private placement transactions. This Amendment has been filed pursuant to Rule 8b-16 under the 1940 Act.

Sincerely yours,

THE MONEY MARKET PORTFOLIOS

/s/Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG:na